Commitments and Contingencies (Narrative from 10K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Rent expense	$ 140,783	$ 114,511
Annual performance bonus			50.00%	50.00%	100.00%	100.00%
Amount of unauthorized borrowings		$ 14,876